Investment in Joint Venture - Information about Joint venture production exploration (Detail)	12 Months Ended
Dec. 31, 2017
Acambuco Salta [Member] | Pan American Energy LLC [Member]
Disclosure of joint operations [line items]
Place of business	Acambuco
Location	Salta
Participation	22.50%
Aguada Pichana Neuquen [Member] | Total Austral S.A. [Member]
Disclosure of joint operations [line items]
Place of business	Aguada Pichana
Location	Neuquén
Participation	27.27%
Aguarague Salta [Member] | Tecpetrol S.A. [Member]
Disclosure of joint operations [line items]
Place of business	Aguarague
Location	Salta
Participation	53.00%
CAM-2A SUR Tierra del Fuego [Member] | Enap Sipetrol Argentina SA [Member]
Disclosure of joint operations [line items]
Place of business	CAM-2/A SUR
Location	Tierra del Fuego
Participation	50.00%
Campamento Central Canadon Perdido Chubut [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	Campamento Central / Cañadón Perdido
Location	Chubut
Participation	50.00%
Consorcio CNQ7A La Pampa and Mendoza [Member] | Pluspetrol Energy SA [Member]
Disclosure of joint operations [line items]
Place of business	Consorcio CNQ 7/A
Location	La Pampa y Mendoza
Participation	50.00%
El Tordillo Chubut [Member] | Tecpetrol S.A. [Member]
Disclosure of joint operations [line items]
Place of business	El Tordillo
Location	Chubut
Participation	12.20%
La Tapera y Puesto Quiroga [Member] | Tecpetrol S.A. [Member]
Disclosure of joint operations [line items]
Place of business	La Tapera and Puesto Quiroga
Location	Chubut
Participation	12.20%
Lindero Atravesado Neuquen [Member] | Pan American Energy LLC [Member]
Disclosure of joint operations [line items]
Place of business	Lindero Atravesado
Location	Neuquén
Participation	37.50%
Llancanelo Mendoza [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	Llancanelo
Location	Mendoza
Participation	61.00%
Magallanes Santa Cruz Tierra Del Fuego And Plataforma Continental Nacional [Member] | Enap Sipetrol Argentina SA [Member]
Disclosure of joint operations [line items]
Place of business	Magallanes
Location	Santa Cruz, Tierra del Fuego y Plataforma Continental Nacional
Participation	50.00%
Loma Campana Neuquen and Mendoza [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	Loma Campana
Location	Neuquén y Mendoza
Participation	50.00%
Ramos Salta [Member] | Pluspetrol Energy SA [Member]
Disclosure of joint operations [line items]
Place of business	Ramos
Location	Salta
Participation	42.00%
Rincon del Mangrullo Neuquen [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	Rincón del Mangrullo
Location	Neuquén
Participation	50.00%
San Roque Neuquen [Member] | Total Austral S.A. [Member]
Disclosure of joint operations [line items]
Place of business	San Roque
Location	Neuquén
Participation	34.11%
Yacimiento La Ventana Rio Tunuyan Mendoza [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	Yacimiento La Ventana - Río Tunuyán
Location	Mendoza
Participation	70.00%
Zampal Oeste Mendoza [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	Zampal Oeste
Location	Mendoza
Participation	70.00%
Narambuena Neuquen [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	Narambuena
Location	Neuquén
Participation	50.00%
La Amarga Chica Neuquen [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	La Amarga Chica
Location	Neuquén
Participation	50.00%
El Orejano Neuquen [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	El Orejano
Location	Neuquén
Participation	50.00%
Bajo del Toro [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	Bajo del Toro
Location	Neuquén
Participation	52.00%
Bandurria Sur [Member] | Yacimientos Petroliferos Fiscales (YPFB) [Member]
Disclosure of joint operations [line items]
Place of business	Bandurria Sur
Location	Neuquén
Participation	51.00%